Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Swap contracts	$85,629	$3,205,828	$104,323
Forward exchange contracts	23,373	246,710	8,028

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Call option and put option of convertible bonds	8,463	—	—
Target redemption forward contracts	500	—	—
Non-derivative financial assets
Quoted ordinary shares	2,683,193	2,521,964	82,069
Private-placement funds	1,322,686	1,599,932	52,064
Unquoted preferred shares	583,270	628,156	20,441
Contingent considerations (Note 29)	394,943	438,176	14,259
Open-end mutual funds	334,223	293,385	9,547

	5,436,280	8,934,151	290,731
Current	2,933,446	6,825,157	222,101

Non-current	$2,502,834	$2,108,994	$68,630

Financial liabilities held for trading

Derivative instruments (non-designated hedges)
Swap contracts	$360,797	$543,547	$17,688
Forward exchange contracts	56,863	83,213	2,708

Current	$417,660	$626,760	$20,396

Summary of Outstanding Contracts Not Accounted for Hedge Accounting
a.	At each balance sheet date, outstanding swap contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2021

Sell RMB/Buy US$	2022.01	RMB2,617,518/US$409,000
Sell NT$/Buy US$	2022.01-2022.12	NT$52,916,127/US$1,903,000
Sell US$/Buy RMB	2022.02	US$54,415/RMB349,800
Sell US$/Buy JPY	2022.01	US$17,671/JPY2,000,000
Sell US$/Buy KRW	2022.01	US$37,500/KRW44,418,750
Sell US$/Buy NT$	2022.01-2022.04	US$570,130/NT$15,845,090

December 31, 2022

Sell RMB/Buy US$	2023.01	RMB2,436,980/US$350,000
Sell NT$/Buy US$	2023.01-2023.12	NT$78,424,577/US$2,690,000
Sell US$/Buy KRW	2023.01	US$42,000/KRW54,152,400
Sell US$/Buy NT$	2023.01	US$530,320/NT$16,220,105

b.	At each balance sheet date, outstanding forward exchange contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2021

Sell RMB/Buy JPY	2022.01	RMB35,127/JPY630,000
Sell RMB/Buy US$	2022.01	RMB727,645/US$114,000
Sell NT$/Buy US$	2022.01-2022.03	NT$3,465,805/US$125,000
Sell US$/Buy RMB	2022.01-2022.06	US$265,000/RMB1,701,695
Sell US$/Buy EUR	2022.01	US$460/EUR407
Sell US$/Buy JPY	2022.01-2022.02	US$94,747/JPY10,789,851
Sell US$/Buy MYR	2022.01-2022.02	US$8,000/MYR33,430
Sell US$/Buy NT$	2022.01	US$10,000/NT$277,735
Sell US$/Buy SGD	2022.01-2022.02	US$16,900/SGD22,925

December 31, 2022

Sell RMB/Buy JPY	2023.01	RMB42,181/JPY810,000
Sell RMB/Buy NT$	2023.01-2023.02	RMB7,000/NT$30,722
Sell RMB/Buy US$	2023.01-2023.02	RMB1,081,934/US$155,418
Sell EUR/Buy JPY	2023.01	EUR697/JPY100,000
Sell NT$/Buy US$	2023.01-2023.03	NT$4,010,015/US$130,000
Sell US$/Buy RMB	2023.01-2023.03	US$368,500/RMB2,579,155
Sell US$/Buy EUR	2023.01-2023.10	US$14,668/EUR14,640
Sell US$/Buy JPY	2023.01	US$63,743/JPY8,485,493
Sell US$/Buy KRW	2023.01	US$2,000/KRW2,534,800
Sell US$/Buy MYR	2023.01-2023.03	US$25,000/MYR112,639
Sell US$/Buy NT$	2023.01-2023.03	US$125,410/NT$3,830,145
Sell US$/Buy PLN	2023.01-2023.12	US$12,000/PLN61,129
Sell US$/Buy SGD	2023.01-2023.02	US$16,600/SGD22,783

c.	As of each balance sheet date, outstanding target redemption forward contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2021

Sell EUR/Buy US$	2022.04-2022.06	EUR2,982/US$3,475
The target redeemable forward contracts held by subsidiaries are weekly settled. If the market exchange rate is lower than the execution rate at the time of settlement, the contract will be settled at the nominal amount, whereas if the market exchange rate is higher than the execution rate, the contract will be settled at a leveraged nominal amount (twice the nominal amount). The contracts last until all the nominal amount of US$ position is fully settled. However, when the accumulated excess of the execution rates over the market exchange rates reach the agreed threshold after the weekly settlement, the contracts will be automatically early terminated.